EQUITY EQUITY (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Schedule of Partnership Units [Line Items]
Equity	$ (1,148)	$ (912)	$ (572)	$ (517)	$ (143)	$ 3,277
Issued capital [member] | Class C Shares [Member]
Schedule of Partnership Units [Line Items]
Number of shares outstanding	1,402,451					0
Equity	$ 53					$ 0
Share Issuance	1,402,451
Issue of equity	$ 53